T. ROWE PRICE U.S. Large-Cap Core Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 5.7%
Entertainment 0.8%
Activision Blizzard  860,747 73,671
73,671
Interactive Media & Services 3.7%
Alphabet, Class C (1) 3,516,207 365,686
365,686
Wireless Telecommunication Services 1.2%
T-Mobile U.S. (1) 793,937 114,994
114,994
Total Communication Services 554,351
CONSUMER DISCRETIONARY 8.5%
Automobile Components 1.0%
Aptiv (1) 917,411 102,924
102,924
Broadline Retail 1.2%
Amazon.com (1) 1,171,665 121,021
121,021
Hotels, Restaurants & Leisure 2.4%
Booking Holdings (1) 37,532 99,550
McDonald's  488,490 136,587
236,137
Specialty Retail 3.9%
Home Depot  263,169 77,666
O'Reilly Automotive (1) 169,539 143,935
Ross Stores  650,099 68,995
Ulta Beauty (1) 163,611 89,278
379,874
Total Consumer Discretionary 839,956
CONSUMER STAPLES 12.4%
Beverages 2.8%
Coca-Cola  1,552,832 96,322
Constellation Brands, Class A  343,543 77,603
Keurig Dr Pepper  2,872,019 101,325
275,250
Consumer Staples Distribution & Retail 3.2%
Dollar General  597,804 125,814
Target  663,013 109,815

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  530,402 78,208
313,837
Food Products 4.8%
General Mills  2,020,446 172,667
Hershey  576,756 146,733
Mondelez International, Class A  2,132,213 148,658
468,058
Household Products 1.6%
Procter & Gamble  1,024,792 152,376
152,376
Total Consumer Staples 1,209,521
FINANCIALS 13.2%
Banks 5.0%
Bank of America  4,462,313 127,622
JPMorgan Chase  1,184,675 154,375
PNC Financial Services Group  853,770 108,514
U.S. Bancorp  2,864,453 103,264
493,775
Capital Markets 1.2%
Charles Schwab  925,002 48,452
Goldman Sachs Group  205,270 67,146
115,598
Financial Services 2.6%
Visa, Class A  1,142,652 257,622
257,622
Insurance 4.4%
Allstate  713,707 79,086
Chubb  483,493 93,885
Hartford Financial Services Group  1,499,507 104,500
Progressive  1,059,150 151,522
428,993
Total Financials 1,295,988
HEALTH CARE 18.1%
Biotechnology 3.4%
Biogen (1) 280,838 78,081
Regeneron Pharmaceuticals (1) 164,679 135,312
Vertex Pharmaceuticals (1) 372,198 117,269
330,662

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies 0.8%
STERIS  428,624 81,987
81,987
Health Care Providers & Services 6.6%
AmerisourceBergen  1,052,753 168,556
Elevance Health  433,670 199,406
Molina Healthcare (1) 327,756 87,671
UnitedHealth Group  394,906 186,629
642,262
Life Sciences Tools & Services 5.0%
Agilent Technologies  483,309 66,861
Danaher  568,804 143,361
Mettler-Toledo International (1) 49,054 75,063
Thermo Fisher Scientific  358,235 206,476
491,761
Pharmaceuticals 2.3%
Eli Lilly  242,122 83,149
Merck  1,376,715 146,469
229,618
Total Health Care 1,776,290
INDUSTRIALS & BUSINESS SERVICES 12.3%
Aerospace & Defense 1.0%
General Dynamics  418,190 95,435
95,435
Building Products 1.1%
Carrier Global  2,321,809 106,223
106,223
Electrical Equipment 2.8%
AMETEK  763,553 110,967
Emerson Electric  752,388 65,563
Hubbell  413,879 100,701
277,231
Ground Transportation 1.9%
CSX  4,131,348 123,693
Old Dominion Freight Line  173,722 59,211
182,904
Machinery 2.7%
Cummins  477,348 114,029
Dover  482,405 73,297
IDEX  328,595 75,915
263,241

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services 2.8%
Booz Allen Hamilton Holding  1,043,735 96,744
Broadridge Financial Solutions  611,203 89,584
Verisk Analytics  448,728 86,093
272,421
Total Industrials & Business Services 1,197,455
INFORMATION TECHNOLOGY 25.4%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity  750,407 98,416
98,416
IT Services 1.2%
Accenture, Class A  414,016 118,330
118,330
Semiconductors & Semiconductor Equipment 10.0%
Analog Devices  595,128 117,371
Applied Materials  1,256,236 154,303
Broadcom  170,095 109,123
KLA  225,343 89,950
Micron Technology  2,674,942 161,406
NVIDIA  417,082 115,853
Skyworks Solutions  970,085 114,451
Texas Instruments  632,784 117,704
980,161
Software 8.7%
Autodesk (1) 633,481 131,865
Microsoft  2,507,943 723,040
854,905
Technology Hardware, Storage & Peripherals 4.5%
Apple  2,700,994 445,394
445,394
Total Information Technology 2,497,206
MATERIALS 0.9%
Chemicals 0.9%
Linde  252,451 89,731
Total Materials 89,731
REAL ESTATE 0.9%
Specialized Real Estate Investment Trusts 0.9%
Public Storage, REIT  284,523 85,966
Total Real Estate 85,966

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 1.9%
Electric Utilities 1.9%
Evergy  603,384 36,879
Southern  2,217,655 154,304
Total Utilities 191,183
Total Common Stocks (Cost $8,775,064) 9,737,647
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.82% (2)(3) 72,875,607 72,876
Total Short-Term Investments (Cost $72,876) 72,876
Total Investments in Securities 100.0%
(Cost $8,847,940) $ 9,810,523
Other Assets Less Liabilities (0.0)% (4,573)
Net Assets 100.0% $ 9,805,950
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 701+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 21,404  ¤  ¤ $ 72,876^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $701 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $72,876.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE U.S. Large-Cap Core Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F190-054Q1 03/23